Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 1,374	$ 943
Restricted cash	536	304
Short-term investments	730	232
Accounts receivable, net of allowance for doubtful accounts of $5 and $5, respectively	1,799	1,418
Inventory	1,055	604
Prepaid expenses	98	142
Other current assets, net of CECL allowance of $2 and $0, respectively	1,533	897
Current held-for-sale assets	518	816
Total current assets	7,643	5,356
Property, Plant and Equipment:
Land	470	426
Electric generation, distribution assets and other	26,599	25,552
Accumulated depreciation	(8,651)	(8,486)
Construction in progress	4,621	2,414
Property, plant and equipment, net	23,039	19,906
Other Assets:
Investments in and advances to affiliates	952	1,080
Debt service reserves and other deposits	177	237
Goodwill	362	1,177
Other intangible assets, net of accumulated amortization of $434 and $385, respectively	1,841	1,450
Deferred Tax Assets, Tax Deferred Expense	319	409
Loan receivable, net of allowance of $26	1,051	0
Other noncurrent assets, net of allowance of $51 and $23, respectively	2,979	2,188
Noncurrent held-for-sale assets	0	1,160
Total other assets	7,681	7,701
TOTAL ASSETS	38,363	32,963
CURRENT LIABILITIES
Accounts payable	1,730	1,153
Accrued interest	249	182
Accrued non-income taxes	249	266
Accrued and other liabilities	2,151	1,205
Non-recourse debt, including $416 and $302, respectively, related to variable interest entities	1,758	1,367
Current held-for-sale liabilities	354	559
Total current liabilities	6,491	4,732
NONCURRENT LIABILITIES
Recourse debt	3,894	3,729
Non-recourse debt, including $2,295 and $2,223, respectively, related to variable interest entities	17,846	13,603
Deferred income taxes	1,139	977
Other noncurrent liabilities	3,168	3,358
Noncurrent held-for-sale liabilities	0	740
Total noncurrent liabilities	26,047	22,407
Commitments and Contingencies (see Notes 12 and 13)
Redeemable stock of subsidiaries	1,321	1,257
THE AES CORPORATION STOCKHOLDERS’ EQUITY
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021)	838	838
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 818,790,001 issued and 668,743,464 outstanding at December 31, 2022 and 818,717,043 issued and 666,793,625 outstanding at December 31, 2021)	8	8
Additional paid-in capital	6,688	7,106
Accumulated deficit	(1,635)	(1,089)
Accumulated other comprehensive loss	(1,640)	(2,220)
Treasury stock, at cost (150,046,537 and 151,923,418 shares at December 31, 2022 and December 31, 2021, respectively)	(1,822)	(1,845)
Total AES Corporation stockholders’ equity	2,437	2,798
NONCONTROLLING INTERESTS	2,067	1,769
Total equity	4,504	4,567
TOTAL LIABILITIES AND EQUITY	38,363	32,963
Consolidated Variable Interest Entities [Member]
CURRENT LIABILITIES
Non-recourse debt, including $416 and $302, respectively, related to variable interest entities	416	302
NONCURRENT LIABILITIES
Non-recourse debt, including $2,295 and $2,223, respectively, related to variable interest entities	$ 2,295	$ 2,223